Debt, Short and Long-term Debt (Details) - MXN ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Short and long term debt [Abstract]
Total Debt	$ 550,176,128	$ 567,585,631
Less: Short-term debt and current portion of long-term debt	87,072,990	104,210,738
Long-term debt	$ 463,103,138	$ 463,374,893
Capitalization rate	6.18%	6.14%
Tax withholding percentage	4.90%
Lines of Credit [Member]
Short and long term debt [Abstract]
Total Debt	$ 62,516,000	$ 85,228,000
Less: Short-term debt and current portion of long-term debt	49,759,962	57,023,548
Financial Leases [Member]
Short and long term debt [Abstract]
Less: Short-term debt and current portion of long-term debt	7,910	7,686
U.S. Dollars [Member]
Short and long term debt [Abstract]
Total Debt	$ 175,547,224	$ 183,421,882
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 5.130% Maturing 2028 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	5.13%
Borrowings maturity	2028
Total Debt	$ 3,757,530
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 6.380% Maturing 2028 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	6.38%
Borrowings maturity	2028
Total Debt	$ 4,241,014
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 4.380% Maturing 2029 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	4.38%
Borrowings maturity	2029
Total Debt	$ 2,178,514
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 5.125% Maturing 2028 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		5.125%
Borrowings maturity		2028
Total Debt		$ 4,143,002
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 6.375% Maturing 2028 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		6.375%
Borrowings maturity		2028
Total Debt		$ 4,676,086
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 4.375% Maturing 2029 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		4.375%
Borrowings maturity		2029
Total Debt		$ 2,402,000
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 3.625% Maturing 2029 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	3.625%	3.625%
Borrowings maturity	2029	2029
Total Debt	$ 18,382,500	$ 20,268,300
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 2.875% Maturing 2030 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	2.875%	2.875%
Borrowings maturity	2030	2030
Total Debt	$ 18,382,500	$ 20,268,300
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 4.700% Maturing 2032 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	4.70%	4.70%
Borrowings maturity	2032	2032
Total Debt	$ 13,786,875	$ 15,201,225
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 5.000% Maturing 2033 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	5.00%
Borrowings maturity	2033
Total Debt	$ 9,191,250
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 6.375% Maturing 2035 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	6.375%	6.375%
Borrowings maturity	2035	2035
Total Debt	$ 18,039,299	$ 19,889,891
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 6.125% Maturing 2037 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	6.125%	6.125%
Borrowings maturity	2037	2037
Total Debt	$ 6,787,279	$ 7,483,563
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 6.125% Maturing 2040 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	6.125%	6.125%
Borrowings maturity	2040	2040
Total Debt	$ 36,682,463	$ 40,445,595
U.S. Dollars [Member] | Fixed Rate Senior Notes Interest Rate 4.375% Maturing 2042 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	4.375%	4.375%
Borrowings maturity	2042	2042
Total Debt	$ 21,139,875	$ 23,308,545
U.S. Dollars [Member] | Fixed-Rate Senior Notes Interest Rate 4.375% Maturing 2049 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	4.375%	4.375%
Borrowings maturity	2049	2049
Total Debt	$ 22,978,125	$ 25,335,375
U.S. Dollars [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		6.75%
Total Debt		$ 23,511,228
U.S. Dollars [Member] | Bottom of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		0.40%
Borrowings maturity		2025
U.S. Dollars [Member] | Top of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		0.55%
Borrowings maturity		2029
Mexican Pesos [Member]
Short and long term debt [Abstract]
Total Debt	125,279,662	$ 120,204,796
Mexican Pesos [Member] | Commercial Paper 7.770%-9.290% Maturing 2025 to 2026 [Member]
Short and long term debt [Abstract]
Total Debt	$ 8,070,552
Mexican Pesos [Member] | Commercial Paper 10.420%-11.530% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings maturity		2025
Total Debt		$ 6,500,597
Mexican Pesos [Member] | Domestic Senior Notes Interest Rate 0.000% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		0.00%
Borrowings maturity		2025
Total Debt		$ 6,201,365
Mexican Pesos [Member] | Domestic Senior Notes Interest Rate TIIE + 0.050% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		0.05%
Borrowings maturity		2025
Total Debt		$ 3,000,000
Mexican Pesos [Member] | Domestic Senior Notes Interest Rate TIIE + 0.300% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	0.30%	0.30%
Borrowings maturity	2025	2025
Total Debt	$ 409,418	$ 409,418
Mexican Pesos [Member] | Domestic Senior Notes Interest Rate 9.350% Maturing 2028 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	9.35%	9.35%
Borrowings maturity	2028	2028
Total Debt	$ 11,016,086	$ 11,016,086
Mexican Pesos [Member] | Fixed-Rate Senior Notes Interest Rate 10.125% Maturing 2029 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	10.125%	10.125%
Borrowings maturity	2029	2029
Total Debt	$ 22,500,000	$ 17,500,000
Mexican Pesos [Member] | Fixed-Rate Senior Notes Interest Rate 9.500% Maturing 2031 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	9.50%	9.50%
Borrowings maturity	2031	2031
Total Debt	$ 22,000,000	$ 17,000,000
Mexican Pesos [Member] | Domestic Senior Notes Interest Rate 9.520% Maturing 2032 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	9.52%	9.52%
Borrowings maturity	2032	2032
Total Debt	$ 14,679,166	$ 14,679,166
Mexican Pesos [Member] | Fixed-Rate Senior Notes Interest Rate 10.300% Maturing 2034 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	10.30%	10.30%
Borrowings maturity	2034	2034
Total Debt	$ 22,396,000	$ 20,000,000
Mexican Pesos [Member] | Fixed-Rate Senior Notes Interest Rate 8.460% Maturing 2036 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	8.46%	8.46%
Borrowings maturity	2036	2036
Total Debt	$ 7,871,700	$ 7,871,700
Mexican Pesos [Member] | Domestic Senior Notes Interest Rate 8.360% Maturing 2037 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	8.36%	8.36%
Borrowings maturity	2037	2037
Total Debt	$ 4,996,435	$ 4,964,352
Mexican Pesos [Member] | Domestic Senior Notes Interest Rate 4.840% Maturing 2037 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	4.84%	4.84%
Borrowings maturity	2037	2037
Total Debt	$ 11,340,305	$ 11,062,112
Mexican Pesos [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings maturity	2025	2025
Total Debt	$ 10,360,000	$ 10,380,000
Mexican Pesos [Member] | Bottom of Range [Member] | Commercial Paper 7.770%-9.290% Maturing 2025 to 2026 [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment	7.77%
Borrowings maturity	2025
Mexican Pesos [Member] | Bottom of Range [Member] | Commercial Paper 10.420%-11.530% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		10.42%
Mexican Pesos [Member] | Bottom of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		0.40%
Mexican Pesos [Member] | Bottom of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment	0.31%
Mexican Pesos [Member] | Bottom of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment	0.30%
Mexican Pesos [Member] | Top of Range [Member] | Commercial Paper 7.770%-9.290% Maturing 2025 to 2026 [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment	9.29%
Borrowings maturity	2026
Mexican Pesos [Member] | Top of Range [Member] | Commercial Paper 10.420%-11.530% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		11.53%
Mexican Pesos [Member] | Top of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		0.79%
Mexican Pesos [Member] | Top of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment	0.80%
Mexican Pesos [Member] | Top of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment	0.53%
Euros [Member]
Short and long term debt [Abstract]
Total Debt	$ 97,674,358	$ 84,568,592
Euros [Member] | Commercial Paper 2.130%-2.380 Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings maturity	2025
Total Debt	$ 23,640,748
Euros [Member] | Commercial Paper 2.87%-3.84% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings maturity		2025
Total Debt		$ 26,158,406
Euros [Member] | Fixed-Rate Senior Notes Interest Rate 1.500% Maturing 2026 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	1.50%	1.50%
Borrowings maturity	2026	2026
Total Debt	$ 16,177,519	$ 15,745,429
Euros [Member] | Fixed-Rate Senior Notes Interest Rate 0.750% Maturing 2027 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	0.75%	0.75%
Borrowings maturity	2027	2027
Total Debt	$ 16,303,380	$ 15,867,928
Euros [Member] | Fixed-Rate Senior Notes Interest Rate 2.125% Maturing 2028 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	2.125%	2.125%
Borrowings maturity	2028	2028
Total Debt	$ 12,864,579	$ 12,520,975
Euros [Member] | Fixed Rate Senior Notes Interest Rate 5.250% Maturing 2028 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	5.25%	5.25%
Borrowings maturity	2028	2028
Total Debt	$ 10,785,010	$ 10,496,953
Euros [Member] | Floating-Rate Senior Notes Interest Rate Euribor 3M+ 1.050% Maturing 2028 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	1.05%	1.05%
Borrowings maturity	2028	2028
Total Debt	$ 3,882,605	$ 3,778,901
Euros [Member] | Fixed-Rate Senior Notes Interest Rate 3.000% Maturing 2030 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	3.00%
Borrowings maturity	2030
Total Debt	$ 14,020,517
Euros [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate	0.35%
Borrowings interest rate adjustment		1.30%
Borrowings maturity	2025	2028
Total Debt	$ 1,186,351	$ 6,088,232
Euros [Member] | Bottom of Range [Member] | Commercial Paper 2.130%-2.380 Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment	2.13%
Euros [Member] | Bottom of Range [Member] | Commercial Paper 2.87%-3.84% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		2.87%
Euros [Member] | Top of Range [Member] | Commercial Paper 2.130%-2.380 Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment	2.38%
Euros [Member] | Top of Range [Member] | Commercial Paper 2.87%-3.84% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		3.84%
Pound Sterling [Member]
Short and long term debt [Abstract]
Total Debt	$ 54,377,641	$ 55,827,006
Pound Sterling [Member] | Fixed-Rate Senior Notes Interest Rate 5.000% Maturing 2026 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	5.00%	5.00%
Borrowings maturity	2026	2026
Total Debt	$ 12,358,555	$ 12,687,956
Pound Sterling [Member] | Fixed-Rate Senior Notes Interest Rate 5.750% Maturing 2030 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	5.75%	5.75%
Borrowings maturity	2030	2030
Total Debt	$ 16,066,121	$ 16,494,343
Pound Sterling [Member] | Fixed-Rate Senior Notes Interest Rate 4.948% Maturing 2033 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	4.948%	4.948%
Borrowings maturity	2033	2033
Total Debt	$ 7,415,133	$ 7,612,773
Pound Sterling [Member] | Fixed-Rate Senior Notes Interest Rate 4.375% Maturing 2041 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	4.375%	4.375%
Borrowings maturity	2041	2041
Total Debt	$ 18,537,832	$ 19,031,934
Brazilian Reais [Member]
Short and long term debt [Abstract]
Total Debt	$ 29,378,267	$ 32,731,458
Brazilian Reais [Member] | Debenture CDI + 1.37% Maturing 2025 [Member]
Short and long term debt [Abstract]
Borrowings interest rate		1.37%
Borrowings maturity		2025
Total Debt		$ 4,909,719
Brazilian Reais [Member] | Debenture CDI + 1.35% Maturing 2026 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	1.35%	1.35%
Borrowings maturity	2026	2026
Total Debt	$ 5,184,400	$ 4,909,719
Brazilian Reais [Member] | Debenture CDI + 1.20% Maturing 2027 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	1.20%	1.20%
Borrowings maturity	2027	2027
Total Debt	$ 10,368,800	$ 9,819,437
Brazilian Reais [Member] | Debenture CDI + 0.55% Maturing 2028 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	0.55%	0.55%
Borrowings maturity	2028	2028
Total Debt	$ 5,184,400	$ 4,909,719
Brazilian Reais [Member] | Debenture IPCA + 5.7687% Maturing 2029 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	5.7687%	5.7687%
Borrowings maturity	2029	2029
Total Debt	$ 8,640,667	$ 8,182,864
Japanese Yen [Member]
Short and long term debt [Abstract]
Total Debt	$ 1,615,771	$ 1,674,427
Japanese Yen [Member] | Fixed-Rate Senior Notes Interest Rate 2.950% Maturing 2039 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	2.95%	2.95%
Borrowings maturity	2039	2039
Total Debt	$ 1,615,771	$ 1,674,427
Chilean Pesos [Member]
Short and long term debt [Abstract]
Total Debt	$ 3,771,054	$ 3,907,036
Chilean Pesos [Member] | Fixed-Rate Senior Notes Interest Rate 4.000% Maturing 2035 [Member]
Short and long term debt [Abstract]
Borrowings interest rate	4.00%	4.00%
Borrowings maturity	2035	2035
Total Debt	$ 3,771,054	$ 3,907,036
Chilean Pesos [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		3.35%
Total Debt	$ 9,590,744	$ 6,526,415
Chilean Pesos [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment	0.85%
Chilean Pesos [Member] | Financial Leases [Member]
Short and long term debt [Abstract]
Borrowings maturity	2027	2027
Total Debt	$ 15,780	$ 22,052
Chilean Pesos [Member] | Bottom of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		0.60%
Borrowings maturity	2025	2025
Chilean Pesos [Member] | Bottom of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment	0.60%
Chilean Pesos [Member] | Bottom of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment	0.595%
Chilean Pesos [Member] | Bottom of Range [Member] | Financial Leases [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment	8.27%	8.27%
Chilean Pesos [Member] | Top of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		0.75%
Borrowings maturity	2026	2026
Chilean Pesos [Member] | Top of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment	0.75%
Chilean Pesos [Member] | Top of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment	6.62%
Chilean Pesos [Member] | Top of Range [Member] | Financial Leases [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment	8.97%	8.97%
Other Currencies [Member]
Short and long term debt [Abstract]
Total Debt	$ 5,386,825	$ 5,581,463
Other Currencies [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Total Debt	62,532,151	$ 85,250,434
Peruvian Soles [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings maturity		2025
Total Debt	$ 24,377,437	$ 21,298,150
Peruvian Soles [Member] | Bottom of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment	4.74%	5.08%
Borrowings maturity	2025
Peruvian Soles [Member] | Top of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment	5.08%	6.15%
Borrowings maturity	2026
Colombia Pesos [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		0.56%
Total Debt	$ 16,633,018	$ 17,008,428
Colombia Pesos [Member] | Bottom of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		0.56%
Borrowings maturity	2025	2025
Colombia Pesos [Member] | Bottom of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment	0.89%
Colombia Pesos [Member] | Bottom of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment	0.85%
Colombia Pesos [Member] | Top of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment		2.55%
Borrowings maturity	2027	2026
Colombia Pesos [Member] | Top of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment	1.42%
Colombia Pesos [Member] | Top of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment	0.96%
Dominican Pesos [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Total Debt	$ 368,821	$ 415,929
Dominican Pesos [Member] | Bottom of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment	10.90%	10.90%
Borrowings maturity	2025	2025
Dominican Pesos [Member] | Top of Range [Member] | Lines of Credit [Member]
Short and long term debt [Abstract]
Borrowings interest rate adjustment	13.25%	13.25%
Borrowings maturity	2026	2026